Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	$ (335,483)
Additions by acquisition		(397,157)
Addition	(1,003,797)
Written off	535	68,763
Exchange effect	93,754	(7,089)
Balance at end of the year	$ (1,244,991)	$ (335,483)